CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOW FROM OPERATING ACTIVITIES:
Income (loss) from continuing operations	$ (11,064)	$ 5,865	$ 2,342
Loss from discontinued operations	(289)	(95)
Net income (loss) from continuing operations	(11,353)	5,770	2,342
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	1,897	1,416	893
Goodwill impairment	1,563
Accrued interest on convertible notes payable to a related party	2,687	2,706	4,801
Accrued interest on loan payable to a related party	59	109
Bad debt expense	303	97	34
Deferred income taxes	(103)	33	(248)
Equity income from investment in affiliate	(124)
Changes in assets and liabilities:
Accounts receivable, net	(249)	(7,591)	(8,755)
Income tax receivable	(1,496)	60	4
Prepaid expenses and other current assets	(2,184)	(645)	(75)
Other assets	28	(359)	93
Accounts payable	592	1,667	155
Accrued expenses and other current liabilities	12,358	3,144	2,016
Income taxes payable	(1,047)	1,866	1,043
VAT payable	4,540	232	926
Other liabilities	(603)	231	293
Net cash provided by discontinued operations	253	95
Net cash provided by operating activities	7,121	8,831	3,522
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,917)	(2,529)	(1,236)
Purchase of subsidiary in Denmark, net of acqquired cash of $499		(1,066)
Purchase of subsidiary in Sweden, net of acquired cash of $74	(989)
Purchase of subsidiary in Spain, net of acquired cash of $36	(184)
Investments	(131)	(3,500)
Loan to an affiliate	(180)
Purchase of subsidiary in Cyprus, discontinued operations			(164)
Net cash used in investing activities	(4,401)	(7,095)	(1,400)
CASH FLOW FROM FINANCING ACTIVITIES:
Borrowings (repayments) under lines of credit, net	1,485	1,387	(2,874)
Net repayments of convertible notes payable to a related party	(2,381)	(2,426)	(2,123)
Net proceeds from (repayments of) loan payable to a related party	(1,198)	1,300
Increase (decrease) in bank overdrafts	845	(1,109)	(191)
Net proceeds from loan payable	1,188	1,198
Net cash provided by (used in) financing activities	(61)	350	(5,188)
EFFECT OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(247)	3,740	(1,555)
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	2,412	5,826	(4,621)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF YEAR	13,505	7,679	12,300
CASH, CASH EQUIVALENTS AND RESTRICTED CASH END OF YEAR	15,917	13,505	7,679
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Stock issuance as reduction against convertible notes payable to related party	2,570		1,159
Conversion of accrued interest to related party to shares of common stock			5,429
Purchase of Cyprus subsidiary included in accrued expenses and other liabilities			421
Acquisition of subsidiary funded by non controlling interest, discontinued operations			153
Sale of investment in White Line as reduction against convertible notes payable to related party	3,500
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES
Cash paid during the year for: Interest	836	634	678
Cash paid during the year for: Income taxes	$ 1,322	$ 120	$ 164